Electric plant, construction and related agreements - Electric plant (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Public Utility Property Plant and Equipment
Investment	$ 14,414,830	$ 9,569,359
Accumulated Depreciation	(5,418,738)	(5,183,589)
Total construction work in progress	3,294,641	7,716,035
Plant acquisition adjustments	$ 290,725	280,396
Vogtle Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 3,035,806	3,024,112
Accumulated Depreciation	$ (1,948,158)	(1,916,942)
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 4,771,526	58,189
Accumulated Depreciation	(43,418)	(8,627)
Total construction work in progress	$ 3,128,720	7,583,291
Hatch Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 1,019,809	991,852
Accumulated Depreciation	$ (559,001)	(533,771)
Wansley Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 24,710	20,312
Accumulated Depreciation	$ (27,152)	(15,337)
Scherer Unit No. 1
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 1,372,241	1,378,904
Accumulated Depreciation	$ (660,580)	(636,799)
Doyle
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 148,902	145,780
Accumulated Depreciation	$ (127,378)	(124,306)
Rocky Mountain Units No. 1, No. 2 & No. 3
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	75.00%
Investment	$ 618,955	616,278
Accumulated Depreciation	$ (308,827)	(296,624)
Hartwell
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 233,662	232,532
Accumulated Depreciation	$ (131,434)	(125,092)
Hawk Road Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 272,416	269,837
Accumulated Depreciation	$ (79,985)	(74,685)
Talbot
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 308,837	301,869
Accumulated Depreciation	$ (167,033)	(162,137)
Chattahoochee
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 343,531	324,310
Accumulated Depreciation	$ (168,292)	(171,272)
BC Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 352,005	339,189
Accumulated Depreciation	$ (126,886)	(121,318)
TA Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 689,198	686,517
Accumulated Depreciation	$ (228,997)	(208,142)
Washington County
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 171,034	170,432
Accumulated Depreciation	$ (92,498)	(88,585)
Baconton
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 32,987	0
Accumulated Depreciation	(16,379)	0
Transmission
Public Utility Property Plant and Equipment
Investment	122,452	107,992
Accumulated Depreciation	(65,784)	(64,785)
Other production
Public Utility Property Plant and Equipment
Investment	101,061	106,424
Accumulated Depreciation	$ (60,710)	(65,922)
Scherer Unit No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 795,698	794,830
Accumulated Depreciation	(606,226)	(569,245)
Environmental and other generation improvements
Public Utility Property Plant and Equipment
Total construction work in progress	$ 165,921	$ 132,744